Long-Term Debt (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended		13 Months Ended
	Jan. 10, 2017	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Jul. 02, 2018	Feb. 28, 2017
Long-Term Debt (Textual)
Debt instrument, maturity date		Jul. 30, 2020
Debt conversion, description				The convertible note was part of the financing the Company entered into in the three months ended March 31, 2017, that raised $4,300 (of a maximum of $5,000) in convertible notes ($700 of which were from related parties, see Note 10) bearing interest at 10% per annum. On March 30, 2017, $3,700 of these notes were converted (including $600 of the $700 in connection with the related parties) into shares of common stock, along with the related accrued interest on those notes.
Debt instrument, convertible, conversion price				$ 4.50
Interest expense on long-term debt					$ 50
Interest expense repaid				$ 12	$ 50
Accrued interest						$ 11
Secured Convertible Promissory Note [Member]
Long-Term Debt (Textual)
Principal amount							$ 100
Warrants to purchase shares of common stock							10
Convertible Note [Member]
Long-Term Debt (Textual)
Principal amount	$ 500
Note payable, interest rate	10.00%
Debt instrument, maturity date	Jul. 10, 2018
Debt conversion, description					The convertible note was part of the financing the Company entered into in the three months ended March 31, 2017, that raised $4,300 (of a maximum of $5,000) in convertible notes ($700 of which were from related parties, see Note 10) bearing interest at 10% per annum. On March 30, 2017, $3,700 of these notes were converted (including $600 of the $700 in connection with the related parties) into shares of common stock, along with the related accrued interest on those notes.
Interest expense on long-term debt		$ 0	$ 11
Sable Polymer Solutions Llc [Member] | Maximum [Member]
Long-Term Debt (Textual)
Debt instrument, convertible, conversion price				$ 7.10
Sable Polymer Solutions Llc [Member] | Minimum [Member]
Long-Term Debt (Textual)
Debt instrument, convertible, conversion price				$ 4.15